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Alliance
Municipal
Trust

- New Jersey Portfolio

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                            AllianceCapital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS          Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust - New Jersey Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000 -- some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust - New Jersey Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                   Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

Principal
 Amount
 (000)    Security(a)                                     Yield         Value
-------------------------------------------------------------------------------
          MUNICIPAL BONDS - 100.7%
          ARKANSAS - 1.3%
          Blytheville IDR
          (Nucor Corp. Project)
          Series 98
          AMT
$ 3,600   6/01/28 (b)................................    5.00%     $  3,600,000
                                                                   ------------

          FLORIDA - 1.9%
          Hillsborough County IDA
          (Seaboard Tampa)
          AMT
  5,500   12/01/16 (b)................................   4.95         5,500,000
                                                                   ------------

          ILLINOIS - 0.8%
          Rock Island
          Metropolitan Airport
          (Elliot Aviation Project)
          Series 98
          AMT
  2,200   12/01/18 (b)................................   4.95         2,200,000
                                                                   ------------

          INDIANA - 2.1%
          Gibson County PCR
          (Toyota Motor
          Manufacturing Project)
          Series 97
          AMT
  2,500   10/01/27 (b)................................   4.90        2,500,000
          Indiana Health Facility
          Finance Authority
          (Ascension Health)
          Series 99B
  3,500   11/15/39 (b)................................   5.10        3,500,000
                                                                   ------------
                                                                      6,000,000
                                                                   ------------
          NEW JERSEY - 74.9%
          Atlantic City GO
          AMBAC Series 98
  2,250   8/15/00.....................................   3.71         2,252,822
          Bergen County GO
          Series 97
  1,000   7/15/00.....................................   3.71         1,000,297
          Camden County
          Improvement Authority
          (Harvest Village Project)
          Series 99A
  6,000   7/01/29 (b).................................   4.25         6,000,000
          Closter GO BAN
          Series 99
  3,648   8/18/00.....................................   3.62         3,649,751
          Gloucester County PCR
          (Mobil Oil Co.)
  2,400   12/01/03 (b)................................   4.60         2,400,000
          Jersey City GO BAN
          Series 00
  3,000   3/02/01.....................................   4.25         3,007,199
          Jersey City GO BAN
          Series 99
  6,000   9/15/00.....................................   3.80         6,005,400
          Jersey City
          Redevelopment Agency
          (Dixon Mill
          Apartments Project)
          Series 00A
  7,135   5/15/30 (b).................................   4.50         7,135,000
          Medford GO BAN
          Series 00A
  6,293   7/28/00.....................................   4.08         6,293,175
          Monmouth County
          Improvement Authority
          (Pooled Govt. Loan Prog.)
 16,350   8/01/16 (b).................................   4.50        16,350,000
          New Jersey Economic
          Development Authority
          (Bergen Community
          Blood Center)
          Series 97
  1,965   12/01/12 (b)................................   4.65         1,965,000
          New Jersey Economic
          Development Authority
          (Colonial Wire & Cable)
          Series B-1
          AMT
  1,160   10/01/00 (b)................................   4.80         1,160,000
          New Jersey Economic
          Development Authority
          (Curtiss Wright Flight)
  2,047   1/01/02 (b).................................   4.85         2,047,000
          New Jersey Economic
          Development Authority
          (Economic Growth E-1)
          Series 94E
          AMT
  1,470   8/01/14 (b).................................   4.75         1,470,000
          New Jersey Economic
          Development Authority
          (Economic Growth)
          Series 94F
    550   8/01/14 (b).................................   4.70           550,000

                                Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

Principal
 Amount
 (000)    Security(a)                                  Yield         Value
-------------------------------------------------------------------------------
          New Jersey Economic
          Development Authority
          (Economic Growth)
          Series 96C
$ 2,535   11/01/11 (b)................................   4.55%     $  2,535,000
          New Jersey Economic
          Development Authority
          (Economic Growth)
          Series 96G
  1,000   11/01/16 (b)................................   4.55         1,000,000
          New Jersey Economic
          Development Authority
          (Economic Growth)
          Series B
          AMT
  1,615   8/01/04 (b).................................   4.80         1,615,000
          New Jersey Economic
          Development Authority
          (Economic Growth-Kirker Ent.)
          Series 96
          AMT
  1,500   1/01/05 (b).................................   0.35         1,500,000
          New Jersey Economic
          Development Authority
          (Economic Growth-Mona Industries)
          Series 96
          AMT
  2,400   1/01/16 (b).................................   0.35         2,400,000
          New Jersey Economic
          Development Authority
          (El Dordo Terminals-Dow)
          Series 84B
  2,000   12/01/21 (b)................................   4.20         2,000,000
          New Jersey Economic
          Development Authority
          (El Dordo Terminals-Dow)
          Series 99A
  2,200   12/01/21 (b)................................   4.30         2,200,000
          New Jersey Economic
          Development Authority
          (Foreign Trade Zone Project)
          Series 98
  4,500   12/01/07 (b)................................   4.45         4,500,000
          New Jersey Economic
          Development Authority
          (Fujinon Inc. Project)
          Series 86
  2,000   3/01/01 (b).................................   5.00         2,000,000
          New Jersey Economic
          Development Authority
          (General Motors Corp.)
          Series 85
  4,835   10/01/00....................................   4.65         4,835,000
          New Jersey Economic
          Development Authority
          (Hoffman-LA Roche Inc.)
  2,800   2/01/05 (b).................................   4.80         2,800,000
          New Jersey Economic
          Development Authority
          (Job Haines Home Project)
          Series 98
  2,000   2/01/28 (b).................................   4.55         2,000,000
          New Jersey Economic
          Development Authority
          (Kinder-Care Learning Centers)
          Series D
    390   10/01/00....................................   4.75           390,000
          New Jersey Economic
          Development Authority
          (Market Transition Fac)
          MBIA Series 94A
  1,000   7/01/00.....................................   5.13         1,000,000
          New Jersey Economic
          Development Authority
          (Mercer Street Friends Project)
          Series 96-F
  1,165   11/01/16 (b)................................   4.55         1,165,000
          New Jersey Economic
          Development Authority
          (Russ Berrie & Co., Inc.)
          Series 83
  4,000   12/01/13 (b)................................   4.30         4,000,000
          New Jersey Economic
          Development Authority
          (Stolthaven Perth Amboy Inc.)
          Series 98A
  2,000   1/15/18 (b).................................   4.30         2,000,000
          New Jersey Economic
          Development Authority
          (The Homasote Co. Project)
          Series 96-E
          AMT
  1,225   11/01/06 (b)................................   4.65         1,225,000

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                     New Jersey Portfolio
===============================================================================

Principal
 Amount
 (000)    Security(a)                                  Yield         Value
-------------------------------------------------------------------------------
          New Jersey Economic
          Development Authority
          (The Montclair Art Museum)
          Series 00
$ 6,000   6/01/20 (b).................................   4.55%     $  6,000,000
          New Jersey Economic
          Development Authority
          (Thermal Energy Ltd.)
          AMT
 10,500   12/01/31 (b)................................   4.35        10,500,000
          New Jersey Economic
          Development Authority
          (Vahariolos Partners Project)
          Series H
          AMT
  1,640   11/01/16 (b)................................   4.65         1,640,000
          New Jersey Educational
          Facilities Authority
          (Caldwell College)
          Series 00B
  2,300   7/01/25 (b).................................   4.30         2,300,000
          New Jersey GO
          Series 96
  2,000   7/15/00.....................................   3.35         2,001,230
          New Jersey Health
          Care Facilities
          (Atlantic City Medical Center)
          Series 98A-1
  6,400   7/01/28 (b).................................   4.55         6,400,000
          New Jersey Health
          Care Facilities
          (Beth Israel Hospital)
          Series 99A-1
 12,700   7/01/14 (b).................................   4.60        12,700,000
          New Jersey Health
          Care Facilities
          (Christ Hospital)
          Series 98A-2
  4,000   7/01/13 (b).................................   4.55         4,000,000
          New Jersey Health
          Care Facilities
          (Holland Christian)
          Series 99A-2
  4,000   7/01/19 (b).................................   4.60         4,000,000
          New Jersey Health
          Care Facilities
          (Hospital Capital Asset Financing)
          Series 85D
  8,400   7/01/35 (b).................................   4.40         8,400,000
          New Jersey Health
          Care Facilities
          (Hospital Capital Asset Financing)
          Series 85B
  8,000   7/01/35 (b).................................   4.40         8,000,000
          New Jersey Health
          Care Facilities
          (St. Mary's Hospital)
          Series 99A-4
  6,400   7/01/19 (b).................................   4.60         6,400,000
          New Jersey Health
          Care Facilities
          (United Methodist Homes)
          Series 98A-6
          AMT
  3,300   7/01/07 (b).................................   4.55         3,300,000
          New Jersey State
          Turnpike Authority
          (Turnpike Revenue)
          FGIC Series 91D
 20,400   1/01/18 (b).................................   4.20        20,400,000
          Northeast Monmouth
          County
          (Regional Sewer Project
          Notes)
          Series 99
  2,500   7/21/00.....................................   3.50         2,500,824
          Port Authority of
          New York & New Jersey
          Series 108th
          AMT
  2,075   7/15/00.....................................   4.50         2,075,579
          Raritan GO BAN
          Series 99
  2,300   9/14/00.....................................   3.79         2,302,088
          Salem County Pollution
          Control
          (Dupont Corp.)
          Series 82A
  2,400   3/01/12 (b).................................   4.40         2,400,000

                                Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

Principal
 Amount
 (000)    Security(a)                                   Yield         Value
-------------------------------------------------------------------------------
          Sparta Township
          GO BAN
          Series 00
$ 5,000   1/18/01.....................................   4.60%     $  5,010,636
                                                                   ------------
                                                                    210,781,001
                                                                   ------------
          NEW YORK - 5.0%
          Port Authority of
          New York & New Jersey
          (Versatile Structure)
          AMT
  8,000   4/01/24 (b).................................   4.40         8,000,000
          Port Authority of
          New York & New Jersey
          (Versatile Structure)
          Series 96-5
  6,000   8/01/24 (b).................................   4.50         6,000,000
                                                                   ------------
                                                                     14,000,000
                                                                   ------------
          SOUTH CAROLINA - 2.5%
          Berkeley County IDA
          (Nucor Corp. Project)
          Series 97
          AMT
  1,400   4/01/30 (b).................................   5.00         1,400,000
          Berkeley County IDA
          (Nucor Corp. Project)
          Series 98
          AMT
  3,500   4/01/31 (b).................................   5.00         3,500,000
          Berkeley County IDA
          (Nucor Corp. Project)
          Series 95
          AMT
  2,300   9/01/28 (b).................................   5.00         2,300,000
                                                                   ------------
                                                                      7,200,000
                                                                   ------------
          TENNESSEE - 7.4%
          Education Funding
          of the South
          (Student Loan Funding
          Corp.)
          Series 87A-3
          AMT
 11,200   12/01/17 (b)................................   4.85        11,200,000
          Rutherford County
          (Tennessee Farmers
          Cooperative Project)
          Series 99C
          AMT
  1,600   11/01/14 (b)................................   4.95         1,600,000
          Stewart County IDA
          (Standard Gypsum
          Project)
          Series 99
          AMT
  8,000   5/01/34 (b).................................   5.00         8,000,000
                                                                   ------------
                                                                     20,800,000
                                                                   ------------
          TEXAS - 2.7%
          Panhandle Plains Higher
          Education Authority
          (Student Loan Revenue)
          Series 97Y
          AMT
  7,500   10/01/02 (b)................................   4.80         7,500,000
                                                                   ------------

          VIRGINIA - 1.4%
          Capital Region Airport
          (Passenger Facility Charge
          Revenue)
          Series B
  1,500   6/01/29 (b).................................   4.75         1,500,000
          Loudoun County IDA
          (Falcons Landing Project)
          Series 98
  1,000   11/01/28 (b)................................   4.75         1,000,000
          Virginia Beach
          Development Authority
          (Chesapeake Bay
          Academy)
          Series 00
          AMT
  1,500   4/01/25 (b).................................   4.80         1,500,000
                                                                   ------------
                                                                      4,000,000
                                                                   ------------

          WASHINGTON - 0.7%
          Port of Port Angeles IDA
          (Daishowa America
          Project)
          Series 92B
          AMT
  2,000   8/01/07 (b).................................   4.95         2,000,000
                                                                   ------------

STATEMENT OF NET ASSETS (continued)                  Alliance Municipal Trust -
                                                      New Jersey Portfolio
===============================================================================

Principal
 Amount
 (000)    Security(a)                                  Yield         Value
-------------------------------------------------------------------------------

          TOTAL INVESTMENTS -100.7%
          (amortized cost
          $283,581,001) ..............                            $ 283,581,001
          Other assets less
          liabilities - (0.7%) .......................              (2,003,012)
                                                                  -------------

          NET ASSETS - 100%
          (offering and redemption
          price of $1.00
          per share;
          281,577,989 shares
          outstanding) ...............................            $ 281,577,989
                                                                  =============

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(a)   All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Financial Guaranty Insurance Company
      GO    - General Obligation
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MBIA  - Municipal Bond Investors Assurance
      PCR   - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000        Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

INVESTMENT INCOME
   Interest .........................................               $ 8,981,992
EXPENSES
   Advisory fee (Note B) ............................  $ 1,243,558
   Distribution assistance and administrative
     service (Note C)................................    1,131,930
   Transfer agency (Note B) .........................      123,060
   Custodian fees ...................................       77,471
   Printing .........................................       35,438
   Registration fees ................................       30,987
   Audit and legal fees .............................       21,142
   Trustees' fees ...................................        3,381
   Miscellaneous ....................................        5,813
                                                       -----------
   Total expenses ...................................    2,672,780
   Less: expense reimbursement ......................     (185,664)
                                                       -----------

   Net expenses .....................................                 2,487,116
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........               $ 6,494,876
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================

                                                    Year Ended      Year Ended
                                                  June 30, 2000   June 30, 1999
                                                  -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ........................ $   6,494,876   $   4,367,022
   Net realized gain on investment transactions..            -0-          5,000
                                                  -------------   -------------
   Net increase in net assets from operations ...     6,494,876       4,372,022
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ........................   (6,494,876)     (4,367,022)
   Net realized gain ............................       (3,718)             -0-
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ........................    60,716,331      69,243,011
                                                  -------------   -------------
   Total increase ...............................    60,712,613      69,248,011
NET ASSETS
   Beginning of period ..........................   220,865,376     151,617,365
                                                  -------------   -------------
   End of period ................................ $ 281,577,989   $ 220,865,376
                                                  =============   =============

-------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                   Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2000, the reimbursement amounted to $185,664.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $58,225 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $750 under an expense offset arrangement with Alliance Fund Services, Inc.

                                 Alliance Muncipal Trust - New Jersey Portfolio
===============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $621,779. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $510,151, a substantial portion of which was paid to the Adviser and its affiliates.

-------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $281,577,989. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended       Year Ended
                                                    June 30,         June 30,
                                                     2000              1999
                                                 ------------     -------------

Shares sold ...................................   631,912,513      531,409,514
Shares issued on reinvestments of dividends....     6,494,876        4,367,022
Shares redeemed ...............................  (577,691,058)    (466,533,525)
                                                 ------------     ------------
Net increase ..................................    60,716,331       69,243,011
                                                 ============     ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Year Ended June 30,
                                               ----------------------------------------------
                                                2000      1999      1998      1997      1996
                                               ------    ------    ------    ------    -------
Net asset value, beginning of period.......    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
Income From Investment Operations
Net investment income (a) .................      .026      .022      .026      .027      .028
                                               ------    ------    ------    ------    ------
Less: Dividends
Dividends from net investment income ......     (.026)    (.022)    (.026)    (.027)    (.028)
                                               ------    ------    ------    ------    ------
Net asset value, end of period ............    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return
Total investment return based on net
  asset value (b) .........................      2.63%     2.21%     2.67%     2.72%     2.89%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)..  $281,578  $220,865  $151,617  $123,579   $98,098
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .......................      1.00%     1.00%      .94%      .85%      .82%
   Expenses, before waivers and
     reimbursements .......................      1.07%     1.09%     1.07%     1.12%     1.19%
   Net investment income (a) ..............      2.61%     2.16%     2.63%     2.68%     2.84%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                    Alliance Municipal Trust -
                                                     New Jersey Portfolio
===============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New Jersey Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New Jersey Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                Alliance Municipal Trust - New Jersey Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------

(1)     Members of the Audit Committee.


12

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Alliance Municipal Trust - New Jersey Portfolio                ----------------
1345 Avenue of the Americas, New York NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
Yields. For current recorded yield information on                 New York, NY
Alliance Municipal Trust, call on a touch-tone                  Permit No. 7131
telephone toll-free (800) 251-0539 and press the               ----------------
following sequence of keys:

- - - - - - -
* * 1 2 9 2 #
- - - - - - -

For non-touch-tone telephones, call toll free (800) 221-8513
------------------------------------------------------------

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